Loan to third parties (Details Narrative)							6 Months Ended				12 Months Ended
	Dec. 31, 2025 SGD ($)	Sep. 30, 2025 SGD ($)	Jan. 19, 2024	Nov. 04, 2022	Nov. 01, 2022	Aug. 11, 2022	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)	[1]	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Subsequent Event [Line Items]
Loan interest rate percentage			1.00%
Maturity period			36 months	5 years	5 years	5 years
Allowance for impairment of loan							$ 861,737				$ 937,284			$ 1,121,323	$ 1,223,608
Loan to third parties, net											306,400		1,530,982		400,000
Receipt from Loan to third party							386,005	$ 502,283			46,480	$ 60,680
Reversal of impairment							78,605	$ 102,283
Loaned amount											114,000	153,305
Repayment of loan											45,000	$ 60,680
Loan to third parties							$ 861,737				$ 1,243,684		$ 1,530,982	$ 1,121,323	$ 1,623,608
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of loan amount	$ 1,000,000	$ 400,000

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.